Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Accrued expenses	1,250,946	1,591,299	224,130
Accrued rebates	580,989	461,722	65,032
Payroll and welfare payable	508,598	577,671	81,363
Operating lease liabilities - current portion	59,798	106,953	15,064
VAT and surcharges payable	47,908	54,800	7,718
Users’ and third parties’ deposits	35,553	43,487	6,125
Deposit from customers	13,129	10,606	1,494
Professional service fees	8,644	26,681	3,758
Payable for purchase of fixed assets	5,359	39,795	5,605
Payable for exercise of share-based awards	4,402	2,714	382
Others	21,955	16,499	2,326
	2,537,281	2,932,227	412,997